Property, Plant and Equipment - Summary of Capitalised Exploration Drilling Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Beginning balance	$ 6,629	$ 6,981	$ 7,910
Additions pending determination of proved reserves	2,036	2,588	1,708
Amounts charged to expense	(1,218)	(449)	(897)
Reclassifications to productive wells on determination of proved reserves	(1,655)	(2,461)	(1,894)
Other movements	(124)	(30)	154
Ending balance	$ 5,668	$ 6,629	$ 6,981